Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2013
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.          Marketable Securities:

	June 30,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	-	(6,272)
Realized gain	-	(7,373)
Unrealized loss	(243,918)	(256,659)
Fair value at balance sheet date	$479,531	$723,449